Basis of Presentation and Significant Accounting Policies - Schedule of Interest Incurred under Company's Debt Obligations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		7 Months Ended	9 Months Ended	10 Months Ended	2 Months Ended	12 Months Ended
	Sep. 30, 2013 Successor [Member]	Sep. 30, 2012 Successor [Member]	Sep. 30, 2012 Successor [Member]	Sep. 30, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Feb. 24, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Schedule Of Interest Expenses [Line Items]
Interest incurred	$ 7,511	$ 8,729	$ 22,336	$ 22,511	$ 30,526	$ 7,145	$ 61,464	$ 62,791
Less: Interest capitalized	7,460	6,238	15,009	19,909	21,399	4,638	36,935	39,138
Interest expense, net of amounts capitalized	51	2,491	7,327	2,602	9,127	2,507	24,529	23,653
Cash paid for interest	$ 283	$ 6,315	$ 18,061	$ 14,854	$ 26,560	$ 8,924	$ 48,018	$ 59,748